Equity Capital and Earnings Per Share - Summary of Further Information on Preferred Shares and Other Equity Instruments Outstanding (Parenthetical) (Detail)				12 Months Ended
	Nov. 12, 2021 CAD ($)	Jun. 19, 2021 shares	Feb. 19, 2021 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CAD ($)
Disclosure of classes of share capital [Line Items]
Principal amount | $				$ 440,098,000,000		$ 418,978,000,000
Other equity interest [member] | Series 1(LRCN-Series 1) [member]
Disclosure of classes of share capital [Line Items]
Earliest redemption date				May 19, 2026
Principal amount | $			$ 2,000,000,000	$ 2,000,000,000
Maturity			June 19, 2081
Other equity interest [member] | Series 1(LRCN-Series 1) [member] | Before JuneEighteen Two Thousand and Twenty Six [Member]
Disclosure of classes of share capital [Line Items]
Interest rate			3.375%
Other equity interest [member] | Series 1(LRCN-Series 1) [member] | On JuneEighteen Two Thousand and Twenty Six and every Five Years Thereafter Until JuneNighteen Two Thousand and Seventy Six [Member]
Disclosure of classes of share capital [Line Items]
Floating dividend rate, description			interest rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.839%.
Interest rate, basis			2.839
Other equity interest [member] | Series 2 (LRCN-Series 2) [member]
Disclosure of classes of share capital [Line Items]
Earliest redemption date				Feb. 19, 2027
Principal amount | $	$ 1,200,000,000			$ 1,200,000,000
Maturity	March 19, 2082
Other equity interest [member] | Series 2 (LRCN-Series 2) [member] | Before May Eighteen Two Thousand And Twenty Seven [Member]
Disclosure of classes of share capital [Line Items]
Interest rate	4.10%
Other equity interest [member] | Series 2 (LRCN-Series 2) [member] | On May Eighteen Two Thousand And Twenty Seven And Every Five Years Thereafter Until March Nineteen Two Thousand and Seventy Seventy [Member]
Disclosure of classes of share capital [Line Items]
Floating dividend rate, description	interest rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.704%.
Interest rate, basis	2.704
Class 1, Series 4 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares		1,462,097		1,000,000
Earliest redemption date				Jun. 19, 2026
Principal amount | $				$ 37,000,000
Class 1, Series 4 Preferred shares [Member] | Conversion of Class 1 Shares Series 4 Into Class 1 Shares Series 3 [member]
Disclosure of classes of share capital [Line Items]
Conversion of stock shares converted		1,014,452
Number of shares		1,664,169
Preferred stock conversion basis		one-for-one basis
Class 1, Series 4 Preferred shares [Member] | If redeemed on June 19, 2021 [Member]
Disclosure of classes of share capital [Line Items]
Price per share | $ / shares					$ 25.00
Class 1, Series 4 Preferred shares [Member] | If redeemed after June 19, 2021 [Member]
Disclosure of classes of share capital [Line Items]
Price per share | $ / shares					$ 25.50
Class 1, Series 4 Preferred shares [Member] | Major ordinary share transactions [Member]
Disclosure of classes of share capital [Line Items]
Basis spread on dividend rate				1.41%
Floating dividend rate, description				three-month Government of Canada Treasury bill yield plus 1.41%.
Class 1, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Annual dividend rate				2.348
Specified yield percentage				1.41%
Conversion of stock shares converted		6,537,903
Number of shares				7,000,000
Earliest redemption date				Jun. 19, 2026
Principal amount | $				$ 163,000,000
Class 1, Series 3 Preferred shares [Member] | Conversion of Class1 One Shares Series 3 Into Floating Rate Class 1Shares Series 4 [member]
Disclosure of classes of share capital [Line Items]
Conversion of stock shares converted		812,380
Number of shares		6,335,831
Preferred stock conversion basis		one-for-one basis
Class 1, Series 5 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares				8,000,000
Earliest redemption date				Dec. 19, 2021
Principal amount | $				$ 200,000,000
Class 1, Series 7 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage				3.13%
Number of shares				10,000,000
Earliest redemption date				Mar. 19, 2022
Principal amount | $				$ 250,000,000
Class 1, Series 9 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage				2.86%
Number of shares				10,000,000
Earliest redemption date				Sep. 19, 2022
Principal amount | $				$ 250,000,000
Class 1, Series 11 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage				2.61%
Number of shares				8,000,000
Earliest redemption date				Mar. 19, 2023
Principal amount | $				$ 200,000,000
Class 1, Series 13 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage				2.22%
Number of shares				8,000,000
Earliest redemption date				Sep. 19, 2023
Principal amount | $				$ 200,000,000
Class 1, Series 15 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage				2.16%
Number of shares				8,000,000
Earliest redemption date				Jun. 19, 2024
Principal amount | $				$ 200,000,000
Class 1, Series 17 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage				2.36%
Number of shares				14,000,000
Earliest redemption date				Dec. 19, 2024
Principal amount | $				$ 350,000,000
Class 1, Series 19 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage				2.30%
Number of shares				10,000,000
Earliest redemption date				Mar. 19, 2025
Principal amount | $				$ 250,000,000
Class 1, Series 21 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares				17,000,000
Earliest redemption date				Jun. 19, 2021
Principal amount | $				$ 425,000,000
Class 1, Series 23 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage				3.83%
Number of shares				19,000,000
Earliest redemption date				Mar. 19, 2022
Principal amount | $				$ 475,000,000
Class 1, Series 25 Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Specified yield percentage				2.55%
Number of shares				10,000,000
Earliest redemption date				Jun. 19, 2023
Principal amount | $				$ 250,000,000